Above / Below market acquired time charters (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	$ 48,605
Beginning at carrying amount	(14,643)
(Amortization) / accretion	(16,285)	$ (9,949)
(Amortization) / accretion	4,275	2,662
Ending at carrying amount	32,320	48,605
Ending at carrying amount	(10,368)	(14,643)
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	48,605	34,579
Additions		23,975
(Amortization) / accretion	(16,285)	(9,949)
Ending at carrying amount	32,320	48,605
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	(14,643)	0
Additions		(17,305)
(Amortization) / accretion	4,275	2,662
Ending at carrying amount	$ (10,368)	$ (14,643)